Document and entity information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Creation Date	Apr. 27, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	eFuture Information Technology Inc.
Entity Central Index Key	0001329365
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity common stock, shares outstanding	3,977,221